Segment Reporting (Details 1) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Revenue
Revenue from reporting segments	₪ 9,977			₪ 10,306	₪ 10,649
Revenue from other segments	237			218	221
Elimination of revenue from inter-segment sales except for revenue from sales to an associate reporting as a segment	(425)			(440)	(445)
Elimination of revenue for a segment classified as an associate					(440)
Consolidated revenue	9,789	[1]	$ 2,823,000	10,084	9,985
Profit or loss
Operating income for reporting segments	2,380			2,548	2,795
Elimination of expenses from a segment classified as an associate					(59)
Financing expenses, net	(517)			(931)	(535)
Share in the losses (profit) of equity-accounted investees	(5)	[1]	(1,000)	(5)	12
Profit (loss) from operations classified in other categories	(20)			(34)	44
Depreciation and amortization of intangible assets resulting from the Bezeq PPA adjustments	(471)			(442)	(545)
Other adjustments	(260)			(206)	(218)
Consolidated profit before income tax	1,088	[1]	$ 313,000	930	₪ 1,494
Assets
Assets from reporting segments	15,069			13,619
Assets attributable to operations in other categories	178			204
Goodwill not attributable to segment assets	2,921			3,050
Investment in an equity-accounted investee | $						$ 11,000	$ 12
Inter-segment assets	269			703
Assets resulting from the Bezeq PPA, net	1,678			2,119
Assets attributable to a non-reportable segment	513			438
Consolidated assets	20,639	[1]		20,145		5,953,000
Liabilities
Liabilities from reporting segments	16,001			14,371
Liabilities attributable to operations in other categories	64			104
Inter-segment liabilities	(1,360)			(730)
Liabilities resulting from the Bezeq PPA, net	386			491
Liabilities attributable to a non-reportable segment	2,462			2,608
Consolidated liabilities	₪ 17,553	[1]		₪ 16,844		$ 5,063,000

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.